Stock-based Compensation - Option Amendments (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jun. 18, 2014	Apr. 29, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 11, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price					$ 9.55	$ 25.86		$ 23.05
Weighted average value of options granted in period					$ 6.24	$ 25.09
2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock, for which the exercise price was lowered to the IPO price	110,346	53,404
Modified exercise price	$ 9.64	$ 10.00
Exercise price of options, lower range	20.40	20.40
Exercise price of options, upper range	61.20	61.20
Exercise price	41.87	$ 54.87
Weighted Average Fair Value of Outstanding Option Awards, Immediately Prior to Modification	3.08
Weighted Average Fair Value of Outstanding Option Awards, Immediately After to Modification	$ 5.87
Additional compensation cost				$ 293
1999 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock, for which the exercise price was lowered to the IPO price	73,087
Exercise price of options, lower range	$ 20.40
Exercise price of options, upper range	25.50
Exercise price	$ 21.50
Weighted Average Fair Value of Outstanding Option Awards, Immediately Prior to Modification							$ 0.78
Weighted Average Fair Value of Outstanding Option Awards, Immediately After to Modification							$ 3.78
Additional compensation cost			$ 225	0
Scenario, Previously Reported [Member] | 2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation cost				$ 130